Document and Entity Information	Jan. 31, 2022
Risk/Return:
Registrant Name	EATON VANCE MUNICIPALS TRUST II
Registrant CIK	0000914529
SEC Form	497
Period end date	Jan. 31, 2022
Investment Company Type	N-1A
Amendment Flag	false